6. Note Payable to Bank	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
6. Note Payable to Bank

Note 6 Note Payable to Bank

At March 31, 2016 and December 31, 2015 the Company had a note payable to a bank in the amount of $274,672 and $301,744, respectively. The note, dated May 2007, is due in monthly payments of $10,000 and carries interest at 4.75%. The note is secured by the assets of the Company and personal guarantees by a shareholder and an officer of the Company, and is due August 2018.

Principal payments due under the terms of this note are as follows:

Principal Due in Next 12 months
2016	$109,252
2017	114,555
2018	39,410
2019	11,455
$274,672

Note 6 Note Payable to Bank

At December 31, 2015 and December 31, 2014 the Company had a note payable to a bank in the amount of $301,744 and $405,095, respectively. The note, dated May 2007, is due in monthly payments of $10,000 and carries interest at 4.75%. The note is secured by the assets of the Company and personal guarantees by a shareholder and an officer of the Company, and is due August 2018.

Principal payments due under the terms of this note are as follows:

Principal Due in Next 12 months
2015	$107,556
2016	113,225
2017	68,572
2018	12,391
$301,744